DoubleLine Long Duration Total Return Bond Fund	(Unaudited)
Schedule of Investments	June 30, 2024

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 65.0%
	Federal Home Loan Mortgage Corp.
1,397,356	Series 4194-ZL	3.00%	(a)	04/15/2043	1,210,470
2,209,613	Series 4206-LZ	3.50%	(a)	05/15/2043	1,942,079
2,999,996	Series 4390-NZ	3.00%	(a)	09/15/2044	2,592,814
1,061,513	Series 4460-KB	3.50%		03/15/2045	943,967
567,565	Series 4839-WO	0.00%	(b)	08/15/2056	357,106
2,000,000	Series 4994-AV	2.00%		12/25/2045	1,529,730
1,852,835	Series 5105-GZ	2.50%	(a)	05/25/2051	1,123,501
1,292,984	Series 5145-HZ	3.00%	(a)	09/25/2051	763,645
1,898,673	Series 5155-JZ	3.00%	(a)	10/25/2051	1,116,563
1,729,345	Series 5155-KZ	3.00%	(a)	10/25/2051	1,057,881
1,543,009	Series 5160-ZY	3.00%	(a)	10/25/2050	1,067,730
1,853,794	Series 5171-Z	2.00%	(a)	12/25/2051	957,713
1,346,515	Series 5319-PO	0.00%	(b)	08/25/2050	925,908
352,494	Series 5326-UO	0.00%	(b)	10/25/2050	235,685
	Federal National Mortgage Association
1,000,000	Pool AN7330	3.26%		12/01/2037	851,432
967,000	Pool BS7220	5.23%		11/01/2032	991,981
287,000	Pool BZ1178	5.81%		06/01/2031	292,706
1,284,136	Series 2012-103-ZP	3.00%	(a)	09/25/2042	985,470
1,260,000	Series 2012-128-UC	2.50%		11/25/2042	923,600
646,007	Series 2013-66-ZK	3.00%	(a)	07/25/2043	463,525
1,605,710	Series 2013-74-ZH	3.50%		07/25/2043	1,461,372
1,559,672	Series 2014-42-BZ	3.00%	(a)	07/25/2044	1,328,836
376,141	Series 2014-68-TD	3.00%		11/25/2044	334,382
487,736	Series 2014-80-KL	2.00%		05/25/2043	319,261
735,136	Series 2016-64-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	0.55%	(c)(d)	09/25/2046	71,240
224,408	Series 2018-21-PO	0.00%	(b)	04/25/2048	168,942
2,809,021	Series 2019-68-ZL	2.50%	(a)	11/25/2049	2,073,385
1,604,000	Series 2020-57-LJ	2.00%		08/25/2050	1,124,379
1,765,080	Series 2021-17-SB (-1 x 30 day avg SOFR US + 3.30%, 0.00% Floor, 3.30% Cap)	0.00%	(c)(d)	04/25/2051	28,614
1,795,205	Series 2021-93-Z	3.00%	(a)	08/25/2051	1,155,494
3,178,000	Series 2023-M1-2A2	4.05%	(e)	07/25/2040	2,804,788
	Government National Mortgage Association
216,653	Series 2013-180-LO	0.00%	(b)	11/16/2043	164,165
3,833,079	Series 2015-53-EZ	2.00%	(a)	04/16/2045	2,301,958
3,505,831	Series 2015-79-VZ	2.50%	(a)	05/20/2045	2,907,994
347,742	Series 2016-12-MZ	3.00%	(a)	01/20/2046	265,837
1,186,713	Series 2017-122-CZ	3.00%	(a)	08/20/2047	899,277
1,576,125	Series 2021-105-JS (-1 x 30 day avg SOFR US + 3.65%, 0.00% Floor, 3.65% Cap)	0.00%	(c)(d)	06/20/2051	43,889
1,367,321	Series 2021-223-EZ	3.00%	(a)	12/20/2051	974,165
742,952	Series 2021-42-SB (-1 x 1 mo. Term SOFR + 6.24%, 0.00% Floor, 6.35% Cap)	0.90%	(c)(d)	03/20/2051	98,696
1,620,402	Series 2021-89-SA (-1 x 1 mo. Term SOFR + 3.64%, 0.00% Floor, 3.75% Cap)	0.00%	(c)(d)	05/20/2051	37,224
368,394	Series 2022-160-DZ	4.50%	(a)	09/20/2052	289,711
1,779,998	Series 2022-9-MZ	3.50%	(a)	01/20/2052	1,283,751
1,052,000	Series 2022-99-QG	3.50%		01/20/2052	878,841
856,727	Series 2023-140-PO	0.00%	(b)	06/20/2048	541,092
1,292,000	Series 2023-81-YJ	3.50%		06/20/2053	1,093,593
	Seasoned Credit Risk Transfer Trust
1,005,000	Series 2021-2-MBU	2.50%		11/25/2060	648,639
	Total US Government and Agency Mortgage Backed Obligations (Cost $48,846,846)				43,633,031

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
US GOVERNMENT AND AGENCY OBLIGATIONS - 18.2%
750,000	United States Treasury Note/Bond	0.63%		03/31/2027	674,766
1,200,000	United States Treasury Note/Bond	0.50%		06/30/2027	1,066,453
5,550,000	United States Treasury Note/Bond	1.13%		05/15/2040	3,417,369
1,050,000	United States Treasury Note/Bond	1.38%		11/15/2040	662,936
300,000	United States Treasury Note/Bond	1.25%		05/15/2050	148,746
6,050,000	United States Treasury Note/Bond	1.38%		08/15/2050	3,097,198
3,050,000	United States Treasury Note/Bond	1.63%		11/15/2050	1,670,411
2,550,000	United States Treasury Note/Bond	1.88%		02/15/2051	1,489,658
	Total US Government and Agency Obligations (Cost $12,173,395)				12,227,537
SHORT TERM INVESTMENTS - 15.6%
533,928	First American Government Obligations Fund - U	5.26%	(f)		533,928
533,928	JPMorgan US Government Money Market Fund - IM	5.26%	(f)		533,928
533,928	MSILF Government Portfolio - Institutional	5.23%	(f)		533,928
9,000,000	United States Treasury Bill	0.00%		10/01/2024	8,880,285
	Total Short Term Investments (Cost $10,481,674)				10,482,069
	Total Investments - 98.8% (Cost $71,501,915)				66,342,637
	Other Assets in Excess of Liabilities - 1.2%				826,723
	NET ASSETS - 100.0%				$67,169,360

SECURITY TYPE BREAKDOWN as a % of Net Assets:
US Government and Agency Mortgage Backed Obligations	65.0%
US Government and Agency Obligations	18.2%
Short Term Investments	15.6%
Other Assets and Liabilities	1.2%
Net Assets	100.0%

(a)	This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of period end.
(b)	Principal only security
(c)	Interest only security
(d)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(e)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(f)	Seven-day yield as of period end.

SOFR	Secured Overnight Financing Rate

Futures Contracts
Description	Long/ Short	Contract Quantity	Expiration Date	Notional Amount(1)	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury Long Bonds	Long	233	9/19/2024	$27,566,813	$210,342
U.S. Treasury Ultra Bonds	Long	147	9/19/2024	18,425,531	152,142
U.S. Treasury 2 Year Notes	Long	140	9/30/2024	28,590,625	14,909
U.S. Treasury 5 Year Notes	Short	(80)	9/30/2024	(8,526,250)	(53,238)
10 Year U.S. Ultra Treasury Notes	Short	(325)	9/19/2024	(36,897,656)	(315,517)
					$8,638

(1)	Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

Notes to Schedule of Investments

June 30, 2024 (Unaudited)

1. Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1—Unadjusted quoted market prices in active markets for identical securities

• Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

• Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income Class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank Loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which a Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. Exchange traded futures and options on futures are generally valued at the settlement price determined by the relevant exchange on which they principally trade, and exchange traded options are generally valued at the last trade price on the exchange on which they principally trade. A Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated its primary investment adviser, either DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”) (each, an “Adviser” and collectively, the “Advisers”), as applicable, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. Each Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2024:

Category	DoubleLine Long Duration Total Return Bond Fund
Investments in Securities
Level 1
Short Term Investments	$1,601,784
Total Level 1	1,601,784
Level 2
US Government and Agency Mortgage Backed Obligations	43,633,031
US Government and Agency Obligations	12,227,537
Short Term Investments	8,880,285
Total Level 2	64,740,853
Total	$66,342,637
Other Financial Instruments
Level 1
Futures	$8,638
Total Level 1	8,638
Total	$8,638

See the Schedule of Investments for further disaggregation of investment categories.